Inventories (Details) - USD ($)	Dec. 31, 2018	Mar. 31, 2018	Dec. 31, 2017
Inventories [Abstract]
Satellite equipment for sale under construction		$ 197,645	$ 197,645
Parts		11,029	11,029
Supplies	5,273	5,468	5,540
Gross	5,273	214,142	214,214
Allowance for inventory loss	(5,273)	(5,468)	(5,540)
Net		$ 208,674	$ 208,674